Certain Balance Sheet Accounts - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Accrued sales return current	$ 21,179	$ 2,844
Tooling and manufacturing equipment
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	610	462
Property and Equipment
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 987	$ 765